Other Payables (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Employees	$ 414	$ 322
Current tax liabilities	183	87
Governmental (mainly in respect of royalties)	103	75
Accrued expenses	75	76
Income received in advance	33	17
Derivative designated as an economic hedge	3	43
Others	101	84
Other payables	$ 912	$ 704